Related Party Transactions - Summary of Nature of Related Party Relationship (Details)	12 Months Ended
Dec. 31, 2021
Nanjing GenScript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Nanjing Bestzyme Bioengineering Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Jiangsu GenScript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript (HongKong) Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript Biotech (Netherlands) B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript Biotech Corporation
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript (Nanjing) Co., Ltd. (formerly named as Jinsikang Technology (Nanjing) Co., Ltd.)
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company